Tax Assets	12 Months Ended
Dec. 31, 2022
Tax Assets
Tax Assets

8.            Tax Assets

	2022	2021
Corporate income tax (IRPJ) (a)	5,203	2,248
Social contribution (CSLL) (a)	513	852
Federal VAT (PIS/COFINS) (b)	29,022	11,736
Others	948	1,212
	35,686	16,048

Current	35,579	15,936
Non-current	107	112

(a)	Income tax and social contribution - the balance is composed by amounts withheld and advances of corporate income tax and social contribution carried out in the previous years.
(b)	As a result of a taxes restructuring in 2021, there was a change in the tax classification in part of services provided, consequently, the Company has started collect contributions to PIS and COFINS (Federal VAT) on a non-cumulative basis under the rates of 1.65% and 7.6%, respectively. On a non-cumulative basis, the Company became eligible to PIS and COFINS tax credits on SMS cost invoices issued by the operator.